INVENTORIES, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Raw materials, materials and spare parts	$ 1,409,316	$ 963,732
Goods in process	2,312,068	1,681,239
Finished goods	947,768	553,965
Goods in transit	479,248	365,675
Obsolescence allowance (Note 19)	(200,024)	(79,063)
Valuation allowance	0	(15,333)
Inventories, net	$ 4,948,376	$ 3,470,215	$ 3,908,305	$ 2,001,781